Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 95,200.0	$ 89,400.0
Deposits	523,694.0	530,869.0
Financial liabilities designated at fair value through profit or loss	186,038.0	162,786.0
Total deposits	1,431,432.0	1,416,420.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	815,800.0	814,900.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	95,000.0	84,400.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	523,694.0	530,869.0
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	34,700.0	34,000.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 126.0	$ 140.5